Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Net Income Per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Common Stockholders:

	Year Ended December 31,
	2010	2011	2012
	(in thousands, except per share data)
Numerator (basic and diluted):
Net income (loss)	$(17,250)	$33,321	$10,499
Less: accretion of redemption premium expense	(6,740)	(6,209)	(2,301)

Net income (loss) attributable to common stockholders for basic EPS	$(23,990)	$27,112	$8,198

Add back: accretion of redemption premium related to dilutive redeemable preferred stock	—	1,587	(260)

Net income (loss) attributable to common stockholders for diluted EPS	$(23,990)	$28,699	$7,938

Denominator (basic):
Weighted average common shares outstanding	1,528	1,536	18,138

Denominator (diluted):
Weighted average common shares outstanding	1,528	1,536	18,138
Dilutive stock options and awards outstanding	—	1,010	1,377
Weighted average common shares from stock warrants	—	2,500	403
Weighted average common shares from preferred stock	—	15,040	4,496

Net weighted average common shares outstanding	1,528	20,086	24,414

Net income (loss) per share attributable to holders of common stock:
Basic	$(15.70)	$17.65	$0.45
Diluted	$(15.70)	$1.43	$0.33

Diluted Net Income Per Share Does Not Include Effect of Anti-Dilutive Common Equivalent Shares

Diluted net income (loss) per share does not include the effect of the following anti-dilutive common equivalent shares (in thousands):

	Year Ended December 31,
	2010	2011	2012
Stock options outstanding	4,507	152	31
Common equivalent shares from stock warrants	4,653	—	—
Common shares from convertible preferred stock	17,688	2,648	2,077

Total common stock equivalents	26,848	2,800	2,108